7. Income Taxes (Details - Deferred taxes) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ (2,228,000)	$ (264,000)
Non-deductible expenses	1,712,000	256,000
Net operation loss carryforward	(516,000)	(8,000)
Deferred tax asset	110,000	1,500
Valuation allowance	(110,000)	(1,500)
Net deferred tax asset	$ 0	$ 0